Postemployment benefit plans (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 11,440	$ 12,530	$ 12,395
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,148	3,875
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,050	2,304
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,046	4,010
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	575	552
U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	526	528
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	627	754
U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	65	64
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	9
U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	394	434
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5,177	6,041
U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,976	3,713
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,044	2,291
U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	157	37
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5,839	6,010
U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	1
U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5	12
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,872	3,851
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	575	552
U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	526	528
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	627	752
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	65	62
U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	169	252
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	50	38
U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5	9	12
U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4	8
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	1
U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	42	29	54
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	42	25
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	2
U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	2
U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0	0
U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0
U.S. Pension Benefits | Measured at NAV
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	374	441
U.S. Pension Benefits | Measured at NAV | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	168	153
U.S. Pension Benefits | Measured at NAV | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Measured at NAV | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	132	134
U.S. Pension Benefits | Measured at NAV | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Measured at NAV | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Measured at NAV | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Measured at NAV | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
U.S. Pension Benefits | Measured at NAV | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	9
U.S. Pension Benefits | Measured at NAV | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	65	145
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,890	4,100	3,949
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	544	552
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	834	1,044
Non-U.S. Pension Benefits | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	204	270
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	138	90
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	402	505
Non-U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	64	1
Non-U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,083	836
Non-U.S. Pension Benefits | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	341	363
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	172	230
Non-U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	108	209
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,322	1,723
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	426	552
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	680	794
Non-U.S. Pension Benefits | Level 1 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	155	218
Non-U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	61	159
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,134	1,917
Non-U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	29	37
Non-U.S. Pension Benefits | Level 2 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	49	52
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	135	81
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	389	493
Non-U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	64	1
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,083	836
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	166	185
Non-U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	172	182
Non-U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	47	50
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	7	50
Non-U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0	0
Non-U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0
Non-U.S. Pension Benefits | Level 3 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5	11	21
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	9
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	2
Non-U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 3 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	39	103
Non-U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Measured at NAV
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	427	410
Non-U.S. Pension Benefits | Measured at NAV | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	118	0
Non-U.S. Pension Benefits | Measured at NAV | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	123	213
Non-U.S. Pension Benefits | Measured at NAV | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Measured at NAV | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Measured at NAV | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	10
Non-U.S. Pension Benefits | Measured at NAV | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Measured at NAV | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Non-U.S. Pension Benefits | Measured at NAV | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	175	178
Non-U.S. Pension Benefits | Measured at NAV | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	9
Non-U.S. Pension Benefits | Measured at NAV | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	650	776	$ 822
Other Postretirement Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	297	392
Other Postretirement Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	136	159
Other Postretirement Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	87	103
Other Postretirement Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	18	17
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	31	30
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	45	50
Other Postretirement Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4	3
Other Postretirement Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	32	22
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	449	559
Other Postretirement Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	296	392
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	136	158
Other Postretirement Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	17	9
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	197	213
Other Postretirement Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	0
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	1
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	83	99
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	18	17
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	31	30
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	45	50
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4	3
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	15	13
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4	4
Other Postretirement Benefits | Measured at NAV | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4	4
Other Postretirement Benefits | Measured at NAV | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0
Other Postretirement Benefits | Measured at NAV | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 0	$ 0